EMPLOYEE BENEFIT PLANS - EXPECTED BENEFIT PAYMENTS (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2021	$ 12,799
2022	13,765
2023	14,512
2024	15,345
2025	16,267
2026 - 2030	95,969
OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2021	6,179
2022	6,837
2023	7,420
2024	7,988
2025	8,625
2026 - 2030	$ 52,480